Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (d)(3)	Average Compensation Actually Paid to non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(4)	Net Income (g)(5)

2024	2,963,847	2,827,369	1,383,377	1,848,921	130	(1,271,174)
2023	804,323	804,323	428,245	461,299	88	7,818,728
2022	2,744,124	1,383,377	1,307,994	540,360	36	(15,892,738)

Named Executive Officers, Footnote [Text Block]		Represents the amounts reported for Mr. Charles Allen (the “PEO”) in the “Total” column of the “Summary Compensation Table” in each applicable year.
Summary Compensation Table Total	[1]	$ 2,963,847	$ 804,323	$ 2,744,124
Compensation Actually Paid	[2]	2,827,369	804,323	1,383,377
Summary Compensation Table Total	[3]	1,383,377	428,245	1,307,994
Compensation Actually Paid	[2]	$ 1,848,921	461,299	540,360
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2024	PEO	2,963,847	(2,492,859)	-	-	1,983,489	373,892	-	2,827,369
	Other NEOs	1,383,906	(480,093)	69,800	13,332	677,941	184,035	-	1,848,921
2023	PEO	804,323	(354,849)	-	-	354,849	-	-	804,323
	Other NEOs	428,245	(126,656)	16,300	17,617	122,856	2,937	-	461,299
2022	PEO	2,744,124	(2,337,367)	160,072	-	650,126	-	166,422	1,383,377
	Other NEOs	1,307,994	(1,043,073)	76,835	(58,960)	233,195	(6,079)	29,273	539,185

Equity Valuation Assumption Difference, Footnote [Text Block]		Represents the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2020 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not a direct element used in determining Compensation Actually Paid (“CAP”) to our Named Executive Officers (“NEOs”). However, due to the fact that a significant portion of executive compensation consists of equity-based awards, changes in stock price materially impact CAP calculations in accordance with SEC methodology.

Over the past three years, we have observed a direct correlation between our stock price movements and CAP calculations:

●	In 2022, the Company’s stock price declined, resulting in a lower CAP for our NEOs relative to the total compensation reported in the Summary Compensation Table (“SCT”).
●	In 2023 and 2024, the Company’s stock price increased year-over-year from the original grant date stock prices of outstanding RSUs, leading to higher CAP calculations relative to the SCT totals, despite no fundamental change in grant structures or compensation philosophy.

While CAP fluctuates based on market-driven factors, including stock price performance and Total Shareholder Return (“TSR”), these metrics do not directly influence the compensation decisions made by the Compensation Committee. Executive compensation decisions are based on factors such as company performance, individual contributions, and strategic priorities rather than short-term stock price movements.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and our Net Income (Loss)

GAAP net income (loss) is a measure of our overall profitability and may influence investor sentiment and, in turn, our stock price performance. However, CAP is not directly aligned with GAAP net income (loss) due to the structure of our compensation program and the methodology required for CAP calculations.

The Compensation Committee does not use GAAP net income (loss) as a primary determinant of executive compensation because we believe it does not fully reflect the underlying profitability of our business. Specifically, GAAP net income (loss) includes non-cash expenses and accounting-driven fair value determinations that impact reported financial results but do not directly affect cash flows or compensation decisions. These include:

●	Stock-based compensation expense, where the fair value of stock options is determined using the Black-Scholes model, leading to expense recognition that often does not correspond with actual realized value to executives.
●	RSUs with performance-based conditions, which are reflected in GAAP expense calculations but may not yet be considered earned or vested under our Long-Term Incentive Plan.

As a result, while net income (loss) may indirectly influence CAP through its potential impact on stock price performance, the Compensation Actually Paid calculation is more sensitive to stock price movements than GAAP-reported financial results.

Total Shareholder Return Amount	[4]	$ 130	88	36
Net Income (Loss) Attributable to Parent	[5]	$ (1,271,174)	$ 7,818,728	$ (15,892,738)
PEO Name		Mr. Charles Allen	Mr. Charles Allen	Mr. Charles Allen
Additional 402(v) Disclosure [Text Block]		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as a result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). For purposes of the dividends paid on equity awards prior to vesting, the compensation actually paid amount includes the dividends declared during the period for unvested management awards and RSUs that will become payable upon satisfaction of all applicable service period requirements and vesting conditions.
Deduct "Stock Awards" and "Option Awards" reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		$ (2,492,859)	$ (354,849)	$ (2,337,367)
Deduct "Stock Awards" and "Option Awards" reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(480,093)	(126,656)	(1,043,073)
Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				160,072
Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		69,800	16,300	76,835
Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		13,332	17,617	(58,960)
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		1,983,489	354,849	650,126
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		677,941	122,856	233,195
Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		373,892
Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		184,035	2,937	(6,079)
Add Value of any Dividends or Other Earnings Paid in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				166,422
Add Value of any Dividends or Other Earnings Paid in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				29,273
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		2,963,847	804,323	2,744,124
Compensation Actually Paid		2,827,369	804,323	1,383,377
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		1,383,906	428,245	1,307,994
Compensation Actually Paid		$ 1,848,921	$ 461,299	$ 539,185

[1]	Represents the amounts reported for Mr. Charles Allen (the “PEO”) in the “Total” column of the “Summary Compensation Table” in each applicable year.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as a result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). For purposes of the dividends paid on equity awards prior to vesting, the compensation actually paid amount includes the dividends declared during the period for unvested management awards and RSUs that will become payable upon satisfaction of all applicable service period requirements and vesting conditions. The following table details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in each applicable year that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO):
[3]	Represents the average of the amounts reported for the NEOs as a group (excluding the PEO) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs included for these purposes for all years presented are Messrs. Handerhan and Prevoznik.
[4]	Represents the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2020 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.
[5]	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year reflected in the table.